Shareholders' Equity - Summary of Weighted Average Number of Shares (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Stockholders' Equity Note [Abstract]
Weighted average shares - Basic EPS	$ 2,802,412	$ 2,820,647	$ 2,880,882
Plus: incremental shares from assumed exercise of stock options	0	0	0
Weighted average shares - diluted EPS	$ 2,802,412	$ 2,820,647	$ 2,880,882